Filed pursuant to 497(e) and 497(k)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED OCTOBER 12, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022, AS SUPPLEMENTED

MFS® RESEARCH INTERNATIONAL PORTFOLIO

Effective December 31, 2022, Victoria Higley will no longer serve as a portfolio manager of the MFS® Research International Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective December 31, 2022, Nicholas Paul will serve as a portfolio manager of the Portfolio. As of September 30, 2022 Mr. Paul did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

Effective immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the following is added after the last sentence in the subsection entitled “Portfolio Managers” of the section titled “Management”:

Effective on or about December 31, 2022, it is expected that Victoria Higley will no longer serve as a portfolio manager of the Portfolio.

Effective immediately, in the Prospectus, the following is added after the last paragraph in the subsection entitled “The Subadviser” of the section titled “Additional Information About Management”:

Effective on or about December 31, 2022, it is expected Victoria Higley will no longer serve as a portfolio manager of the Portfolio.

Effective immediately, in the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Ms. Higley is deleted in its entirety and the following information is added:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee
Victoria Higley,[1]	Registered Investment Companies	4	$20,405,768,762	0	N/A
MFS® Research International Portfolio	Other Pooled Investment Vehicles	2	$208,116,237	0	N/A
	Other Accounts	2	$288,889,480	0	N/A

[1]	It is expected that Ms. Higley will no longer serve as a portfolio manager of the MFS® Research International Portfolio effective on or about December 31, 2022.

Effective immediately, in Appendix C of the SAI, the following is added after the third paragraph of the Portfolio’s “Compensation” section:

Effective on or about December 31, 2022, it is expected that Victoria Higley will no longer serve as a portfolio manager of the Portfolio.

Effective December 31, 2022, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of investment research analysts under the general supervision of Camille Humphries Lee and Nicholas Paul, each an Investment Officer of MFS. Camille Humphries Lee has managed the Portfolio since 2018. Nicholas Paul has managed the Portfolio since 2022.

Effective December 31, 2022, in the Prospectus, the last paragraph of the subsection entitled “The Subadviser” of the section entitled “Additional Information About Management” is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of investment research analysts under the general oversight of Camille Humphries Lee and Nicholas Paul. MFS allocates the Portfolio’s assets to eight global sector analyst teams. These teams are responsible for selecting investments within the eight global sectors as defined by MFS. Ms. Humphries Lee and Mr. Paul are responsible for monitoring overall composition of the Portfolio and maintaining the Portfolio’s allocations among the eight global sectors. Ms. Humphries Lee, an Investment Officer of MFS, has been employed in the investment area of MFS since 2000. Mr. Paul, an Investment Officer of MFS, has been employed in the investment area of MFS since 2010.

Effective December 31, 2022, in the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information is added:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee
Nicholas Paul,[1]	Registered Investment Companies	1	$28,635,781,898	0	N/A
MFS® International Research Portfolio	Other Pooled Investment Vehicles	1	$113,031,596	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other accounts managed information is as of September 30, 2022.

Effective December 31, 2022, in Appendix C of the SAI, the first sentence in the third paragraph of the Portfolio’s “Compensation” section is deleted in its entirety and replaced with the following:

With respect to Ms. Humphries Lee and Mr. Paul, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE